Note 10 - Commitments, Contingencies and Guarantees	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
10.	Commitments, contingencies and guarantees

	Less than 1 year	1 – 3 years	3 – 5 years	Greater than 5 years	Total

Operating leases	$280	$505	$518	$213	$1,516

The Company has entered into various contracts with service providers with respect to the clinical development of APTO-
253
and for the development plan of
CG’806.
These contracts will result in future payments of up to
$3.2
million.

The Company enters into research, development and license agreements in the ordinary course of business where the Company receives research services and rights to proprietary technologies. Milestone and royalty payments that may
become due under various agreements are dependent on, among other factors, clinical trials, regulatory approvals and ultimately the successful development of a new drug, the outcome and timing of which is uncertain.

Under the license agreement with CrystalGenomics, the Company has obligations for development milestones of
$16
million related to the initiation of Phase
2
and pivotal clinical trials, and regulatory milestones totaling
$44
million. The Company also has an obligation to pay royalty payments on sales of commercialized product. The timing of any milestone or royalty payments that may
become due is
not
yet determinable.

On
June 13, 2018,
the Company entered into a license agreement with CrystalGenomics to gain an exclusive license to CG-
806
in China. The Company has future obligations of development milestones of
$6
million related to approval of an Investigational New Drug (“IND”) and to the initiation of Phase
2
and pivotal clinical trials, and regulatory milestones totaling
$20
million. The Company also has an obligation to pay sales milestones and royalty payments on sales of commercialized product. The timing of any milestone or royalty payments that may
become due is
not
yet determinable.